Shareholder Report, Holdings (Details)	Nov. 30, 2025
VistaShares Artificial Intelligence Supercycle ETF | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
VistaShares Artificial Intelligence Supercycle ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VistaShares Artificial Intelligence Supercycle ETF | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VistaShares Artificial Intelligence Supercycle ETF | Taiwan Semiconductor Manufacturing Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VistaShares Artificial Intelligence Supercycle ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Artificial Intelligence Supercycle ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Artificial Intelligence Supercycle ETF | Foxconn Industrial Internet Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VistaShares Artificial Intelligence Supercycle ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VistaShares Artificial Intelligence Supercycle ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VistaShares Artificial Intelligence Supercycle ETF | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VistaShares Artificial Intelligence Supercycle ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
VistaShares Artificial Intelligence Supercycle ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VistaShares Artificial Intelligence Supercycle ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VistaShares Artificial Intelligence Supercycle ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VistaShares Electrification Supercycle ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Electrification Supercycle ETF | Delta Electronics Thailand PCL [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VistaShares Electrification Supercycle ETF | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VistaShares Electrification Supercycle ETF | Prysmian SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VistaShares Electrification Supercycle ETF | LS Electric Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Electrification Supercycle ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Electrification Supercycle ETF | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VistaShares Electrification Supercycle ETF | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VistaShares Electrification Supercycle ETF | Powell Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VistaShares Electrification Supercycle ETF | Hyosung Heavy Industries Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VistaShares Electrification Supercycle ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VistaShares Electrification Supercycle ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
VistaShares Electrification Supercycle ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VistaShares Electrification Supercycle ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
VistaShares Electrification Supercycle ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VistaShares Electrification Supercycle ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%